SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 99.65%
Australia — 2.32%
50,320	Rio Tinto Plc	$3,008,464

Austria — 0.91%
46,200	Erste Group Bank AG	1,174,001

Belgium — 4.32%
103,891	Anheuser-Busch InBev NV	5,594,734

China — 2.49%
161,678	LONGi Green Energy Technology Co. Ltd., Class A	1,617,050
110,746	Wanhua Chemical Group Co. Ltd., Class A	1,608,076
		3,225,126
Denmark — 2.54%
31,226	Orsted A/S(a)	3,288,845

Finland — 2.25%
65,589	Neste Oyj	2,917,463

Germany — 2.98%
102,327	Deutsche Post AG	3,863,474

Hong Kong — 6.15%
728,800	AIA Group Ltd.	7,963,284

India — 4.77%
112,466	HDFC Bank Ltd., ADR	6,181,131

Ireland — 3.64%
49,159	Kerry Group Plc, Class A	4,701,177
135	Kerry Group Plc, Class A	13,052
		4,714,229
Japan — 14.02%
322,600	Astellas Pharma, Inc.	5,033,110
91,000	MISUMI Group, Inc.	1,921,873
86,502	Nidec Corp.	5,360,259
29,500	Oriental Land Co. Ltd	4,119,732
58,800	Recruit Holdings Co. Ltd.	1,731,686
		18,166,660
Netherlands — 3.53%
1,372	Adyen NV*,(a)	1,979,978

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
36,275	Koninklijke Philips NV	$778,046
18,797	Wolters Kluwer NV	1,821,767
		4,579,791
Norway — 5.16%
191,870	Equinor ASA	6,685,786

Singapore — 3.98%
241,090	DBS Group Holdings Ltd.	5,158,702

South Africa — 2.82%
25,013	Naspers Ltd., N Shares	3,654,063

Sweden — 1.04%
51,684	Essity AB, Class B	1,351,049

Switzerland — 2.39%
3,422	Partners Group Holding AG	3,090,398

Taiwan — 10.04%
6,119,797	E.Sun Financial Holding Co. Ltd.	5,973,953
86,018	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,031,971
		13,005,924
Thailand — 2.11%
2,834,500	Minor International Public Co. Ltd.*	2,734,760

United Kingdom — 14.56%
57,992	Croda International Plc	4,583,804
83,130	InterContinental Hotels Group Plc	4,418,193
768,052	Legal & General Group Plc	2,245,457
12,613	Linde Plc	3,628,765
296,227	St. James’s Place Plc	3,985,834
		18,862,053
United States — 6.22%
24,101	Roche Holding AG	8,056,961

Zambia — 1.41%
96,186	First Quantum Minerals Ltd.	1,824,784

Total Common Stocks		129,101,682
(Cost $137,687,646)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Rights/Warrants — 0.02%
Thailand — 0.02%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	$15,076
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	10,086
Total Rights/Warrants		25,162
(Cost $0)
Investment Company — 1.13%
1,457,887	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,457,887
Total Investment Company		1,457,887
(Cost $1,457,887)
Total Investments		$130,584,731
(Cost $139,145,533) — 100.80%
Liabilities in excess of other assets — (0.80)%		(1,032,654)
NET ASSETS — 100.00%		$129,552,077

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	27.61%
Consumer Discretionary	11.52%
Industrials	11.35%
Materials	11.31%
Health Care	10.71%
Consumer Staples	9.00%
Information Technology	8.20%
Energy	7.41%
Utilities	2.54%
Other*	0.35%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.